TAXATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
TAXATION
TAXATION
13.	TAXATION

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the periods presented, the Group did not make any provisions for Hong Kong profit tax as the Group did not generate any assessable profits arising in Hong Kong at the end of each reporting period. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The Group’s PRC entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Certain subsidiaries of the Group being qualified as a High New Technology Enterprise (‘‘HNTE’’) are entitled to the preferential income tax rate of 15%. Dividends, interests, rent or royalties payable by the Group’s PRC entities to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Loss before income taxes consists of:

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
PRC	(739,763)	(1,424,355)	(212,651)
Non-PRC	143,711	53,918	8,050
	(596,052)	(1,370,437)	(204,601)

13.	TAXATION (continued)

Enterprise income tax (continued)

The current and deferred components of income tax expense (benefit) appearing in the condensed consolidated statements of comprehensive loss are as follows:

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Current income tax expense	6,784	17,431	2,603
Deferred income tax benefit	(29)	(22,584)	(3,372)
	6,755	(5,153)	(769)

The reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense (benefit) is as follows:

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Loss before income tax	(596,052)	(1,370,437)	(204,601)
Income tax computed at the PRC statutory tax rate of 25%	(149,013)	(342,609)	(51,150)
Effect of tax holiday and preferential tax rates	(9,558)	69,208	10,332
Effect of different tax rates in different jurisdictions	(7,862)	4,874	728
Other non-taxable income	(14,936)	(12,417)	(1,854)
Non-deductible expenses	4,106	5,376	804
Share-based compensation costs	49,801	51,663	7,713
Research and development super deduction	(68,815)	(72,497)	(10,824)
Withholding tax and others	5,234	4,898	731
Change in valuation allowance	203,296	309,602	46,222
True-up adjustments in respect of prior year’s annual tax filing	(3,474)	11,700	1,747
Expiration of tax loss forward	—	60,271	8,998
Tax rate change on deferred items	(2,024)	(95,222)	(14,216)
Income tax expense (benefit)	6,755	(5,153)	(769)

13.	TAXATION (continued)

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Deferred tax assets:
Tax loss carried forward	1,841,192	2,297,553	343,016
Accrued expenses	235,737	78,644	11,741
Depreciation	7,082	6,253	934
Allowance for credit loss	53,436	20,272	3,027
Government grant	4,266	5,423	810
Operating lease liabilities	63,781	58,380	8,716
Finance lease liabilities	—	31,496	4,702
Accrued interest	170,337	211,214	31,533
Others	2,737	4,886	729
Less: valuation allowance	(1,881,873)	(2,186,332)	(326,411)
	496,695	527,789	78,797
Deferred tax liabilities:
Operating lease right-of-use assets	57,300	50,728	7,573
Finance lease right-of-use assets	—	30,669	4,579
One-time deduction for fixed asset purchases	337,564	344,802	51,477
Long-lived assets arising from acquisitions	277,267	261,873	39,097
Others	22,655	18,257	2,726
	694,786	706,329	105,452

13.	TAXATION (continued)

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2021 and June 30, 2022, the Group’s total deferred tax assets before valuation allowances were RMB2,378,568 and RMB2,714,121 (US$405,208), respectively. As of December 31, 2021 and June 30, 2022, the Group recorded valuation allowances of RMB1,881,873 and RMB2,186,332 (US$326,411), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

As of December 31, 2021 and June 30, 2022, the Group had net losses of RMB7,485,149 and RMB9,231,385 (US$1,378,209), respectively, mainly deriving from entities in the PRC and Hong Kong. The tax losses in the PRC can be carried forward for five years to offset future taxable profit and the period was extended to ten years for entities that qualify as HNTE. The tax losses of entities in the PRC will expire between 2023 and 2027 and the tax losses of entities in the PRC that qualify as HNTE will expire between 2023 and 2032, if not utilized. The tax losses in Hong Kong can be carried forward without an expiration date.

Unrecognized tax benefits

As of December 31, 2021 and June 30, 2022, the Group had unrecognized tax benefits of RMB59,049 and RMB43,867 (US$6,549), of which RMB43,095 and RMB22,759 (US$3,398), respectively, were deducted against the deferred tax assets on tax losses carried forward, and the remaining amounts of RMB15,954 and RMB21,108 (US$3,151), respectively, were presented in other liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the periods presented were primarily related to the tax-deduction of accrued interest expenses and profit before tax differences. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021 and June 30, 2022, there are RMB15,954 and RMB21,108 (US$3,151) of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively. A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	As at
	June 30,	June 30,
	2022	2022
	RMB	US$
	(unaudited)	(unaudited)
Balance at beginning of the period	59,049	8,816
Additions based on tax position related to current year	25,854	3,860
Reductions for tax positions related to prior years	(41,036)	(6,127)
Balance at end of the period	43,867	6,549

For the periods presented, the Group did not record any penalties related to unrecognized tax benefits.

In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2018 through 2021 remain open to examination by the respective tax authorities.

13.	TAXATION

There is an immaterial provision for income taxes because the Company and a majority of its consolidated entities are in a current loss position for all the periods presented. The Company recorded a full valuation allowance against deferred tax assets of all of its consolidated entities because the Group was in a cumulative loss position as of September 30, 2022.

As of December 31, 2021 and September 30, 2022, the Group had unrecognized tax benefits of RMB59,049 and RMB49,591 (US$6,971), of which RMB43,095 and RMB22,585 (US$3,175), respectively, were deducted against the deferred tax assets on tax losses carried forward, and the remaining amounts of RMB15,954 and RMB27,006 (US$3,796), respectively, were presented in other liabilities in the condensed consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2021 and September 30, 2022, were primarily related to the tax-deduction of accrued interest expenses and profit before tax differences. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021 and September 30, 2022, there are RMB15,954 and RMB27,006 (US$3,796) of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively. For the periods presented, the Group did not record any penalties related to unrecognized tax benefits. In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2018 through 2021 remain open to examination by the respective tax authorities.